AST MFS LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.8%
Common Stocks
Aerospace & Defense — 4.9%
Lockheed Martin Corp.	43,016	$14,580,273
Northrop Grumman Corp.	101,430	30,687,647
United Technologies Corp.	146,861	13,853,398
		59,121,318
Auto Components — 0.6%
Aptiv PLC	144,752	7,127,588
Banks — 10.2%
Citigroup, Inc.	523,556	22,052,179
JPMorgan Chase & Co.	547,857	49,323,566
PNC Financial Services Group, Inc. (The)	142,830	13,671,687
Truist Financial Corp.	406,956	12,550,523
U.S. Bancorp(a)	570,224	19,644,217
Wells Fargo & Co.	193,908	5,565,159
		122,807,331
Beverages — 2.1%
Diageo PLC (United Kingdom)	568,204	18,214,397
PepsiCo, Inc.	60,460	7,261,246
		25,475,643
Building Products — 2.4%
Johnson Controls International PLC	393,746	10,615,392
Masco Corp.(a)	226,274	7,822,292
Trane Technologies PLC	120,143	9,922,611
		28,360,295
Capital Markets — 5.7%
BlackRock, Inc.	30,010	13,203,500
Goldman Sachs Group, Inc. (The)	112,169	17,340,206
Moody’s Corp.	40,707	8,609,530
Nasdaq, Inc.	168,239	15,974,293
State Street Corp.	137,896	7,345,720
T. Rowe Price Group, Inc.(a)	62,374	6,090,821
		68,564,070
Chemicals — 3.4%
Corteva, Inc.	60,450	1,420,575
DuPont de Nemours, Inc.	189,007	6,445,139
PPG Industries, Inc.	227,103	18,985,811
Sherwin-Williams Co. (The)	29,409	13,514,023
		40,365,548
Consumer Finance — 0.8%
American Express Co.	117,108	10,025,616
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	118,378	6,360,450
Electric Utilities — 7.2%
American Electric Power Co., Inc.	75,868	6,067,923
Duke Energy Corp.(a)	380,218	30,752,032
FirstEnergy Corp.	433,359	17,364,695
Southern Co. (The)	470,572	25,476,768
Xcel Energy, Inc.	119,917	7,230,995
		86,892,413
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 1.3%
Eaton Corp. PLC	195,884	$15,218,228
Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage	24,278	4,821,854
Food Products — 3.5%
Archer-Daniels-Midland Co.	184,128	6,477,623
Danone SA (France)	81,924	5,275,687
J.M. Smucker Co. (The)(a)	48,809	5,417,799
Nestle SA (Switzerland)	239,298	24,482,664
		41,653,773
Health Care Equipment & Supplies — 6.9%
Abbott Laboratories	229,465	18,107,083
Boston Scientific Corp.*	251,053	8,191,860
Danaher Corp.	150,137	20,780,462
Medtronic PLC	394,167	35,545,980
		82,625,385
Health Care Providers & Services — 3.3%
Cigna Corp.	166,760	29,546,537
McKesson Corp.	73,513	9,943,368
		39,489,905
Hotels, Restaurants & Leisure — 0.4%
Marriott International, Inc. (Class A Stock)(a)	61,775	4,621,388
Household Products — 1.1%
Colgate-Palmolive Co.	41,411	2,748,034
Kimberly-Clark Corp.	37,838	4,838,345
Reckitt Benckiser Group PLC (United Kingdom)	80,591	6,137,072
		13,723,451
Industrial Conglomerates — 2.4%
Honeywell International, Inc.	219,571	29,376,404
Insurance — 8.0%
Aon PLC(a)	172,955	28,544,493
Chubb Ltd.	219,883	24,558,733
Marsh & McLennan Cos., Inc.	253,183	21,890,202
Travelers Cos., Inc. (The)	209,409	20,804,784
		95,798,212
IT Services — 5.8%
Accenture PLC (Class A Stock)	177,709	29,012,771
Cognizant Technology Solutions Corp. (Class A Stock)	94,752	4,403,126
Fidelity National Information Services, Inc.	146,716	17,846,534
Fiserv, Inc.*	200,389	19,034,951
		70,297,382
Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	67,297	19,085,429
Machinery — 2.6%
Illinois Tool Works, Inc.(a)	145,519	20,681,160
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AST MFS LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	106,098	$10,609,800
		31,290,960
Media — 2.9%
Comcast Corp. (Class A Stock)	1,016,134	34,934,687
Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.	94,485	6,846,383
ConocoPhillips	251,399	7,743,089
EOG Resources, Inc.	132,039	4,742,841
Pioneer Natural Resources Co.	39,825	2,793,724
Suncor Energy, Inc. (Canada)	425,747	6,794,768
		28,920,805
Pharmaceuticals — 8.0%
Johnson & Johnson	388,625	50,960,396
Merck & Co., Inc.	201,027	15,467,018
Pfizer, Inc.	713,303	23,282,210
Roche Holding AG (Switzerland)	21,508	6,965,939
		96,675,563
Professional Services — 0.9%
Equifax, Inc.	92,880	11,094,516
Road & Rail — 1.9%
Canadian National Railway Co. (Canada)	93,923	7,291,242
Union Pacific Corp.	109,843	15,492,257
		22,783,499
Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices, Inc.	83,120	7,451,708
NXP Semiconductors NV (Netherlands)	103,206	8,558,874
Texas Instruments, Inc.(a)	248,240	24,806,623
		40,817,205
Tobacco — 1.2%
Philip Morris International, Inc.	193,993	14,153,729

Total Long-Term Investments (cost $1,198,039,226)		1,152,482,647
	Shares	Value

Short-Term Investments — 9.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	31,540,816	$31,540,816
PGIM Institutional Money Market Fund (cost $83,326,317; includes $83,207,534 of cash collateral for securities on loan)(b)(w)	83,493,494	83,359,904

Total Short-Term Investments (cost $114,867,133)		114,900,720

TOTAL INVESTMENTS—105.3% (cost $1,312,906,359)		1,267,383,367

Liabilities in excess of other assets — (5.3)%		(64,132,081)

Net Assets — 100.0%		$1,203,251,286

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,652,758; cash collateral of $83,207,534 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2